RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

a. Nature of relationships with related parties

Name	Relationship with the Company
Mr. Jie Xiao	Chairman of the Board, Chief Executive Officer (“CEO”) of the Company
Ms. Meiqi Chen	One of the shareholders of Xinjiang YSX
Mr. Bin Wang	Supervisor of Anjielun, Xinjiang YSX and Guangdong Hengding Technology Co., Ltd. (“Hengding”)
Ms. Ruomei Wu	Largest shareholder of Xihang
Mr. Yizhuo Tan	Director of Xinjiang YSX and also one of the shareholders of Xinjiang YSX
Guangzhou Yinqi Refrigeration Decoration Engineering Co., Ltd. (“Guangzhou Yinqi”)	Mr. Yizhuo Tan holds 40% ownership interest in this entity and also is the general manager, executive director and legal representative of this entity
Chongqing Yinzhi Business Service Co. Ltd. (“ Chongqing Yinzhi”)	Mr. Yizhuo Tan is the legal representative, executive director and general manager of this entity
Guangzhou Dayong Insurance Agency Co. Ltd. (“Dayong”)	An entity affiliated with one of the shareholders of Xinjiang YSX, Ms. Qian Zeng
Mr. Geran Xiao	Chief Financial Officer (“CFO) of the Company and one of the shareholders of Xinjiang YSX
Guangzhou Tea Source Technology Co. Ltd. (“Tea Source”)	An entity controlled by Mr. Geran Xiao
Guangzhou Auto Service Technology Co., Ltd. (“GZ Auto Service”)	Ms. Meiqi Chen holds 40% ownership interest in this entity and also is the supervisor of this entity

b. Revenue and accounts receivable by related parties

Revenue and accounts receivable from related parties consists of the following:

		Revenue
		For the years ended March 31,
Name	Nature of service contract	2025	2024	2023
Guangzhou Dayong Insurance Agency Co. Ltd. (“Dayong”)	Auto insurance aftermarket value-added services	$19,894,638	$11,927,909	$7,100,617
Total	Total	$19,894,638	$11,927,909	$7,100,617

		Accounts receivable
		As of March 31,
Name	Nature of service contract	2025	2024
Guangzhou Dayong Insurance Agency Co. Ltd. (“Dayong”)	Auto insurance aftermarket value-added services	$5,381,535	$2,871,872
Total		$5,381,535	$2,871,872

c. Due from a related party

Due from a related party consists of the following:

	As of March 31
Name	2025	2024
Mr. Jie Xiao	$198,611	$—
Total due from a related party	$198,611	$—

d. Due to related parties

Due to related parties consists of the following:

	As of March 31
Name	2025	2024
Mr. Jie Xiao	$137,805	$416,068
Mr. Bin Wang	3,430	1,489
Total due to related parties	$141,235	$417,557

e. Purchases from a related party

The purchase by a certain related party during the years ended March 31, 2025, 2024 and 2023, consisted of the following:

		Purchases
		For the years ended March 31,
Name	Nature of service contract	2025	2024	2023
Chongqing Yinzhi Business Service Co. Ltd. (“ Chongqing Yinzhi”)	Costs associated with auto insurance aftermarket value-added services	$—	$—	$382,098
Total		$—	$—	$382,098